Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property and equipment
Balance at the beginning	R$ 167,547
Changes in property and equipment	58,866	R$ 51,248
Addition	53,698	8,142
Business Combination	(155,992)	(378)
Transfer		0
Write-offs	(3,263)	(146)
Exchange rate changes	3,622
Changes in property and equipment	268,915	58,866
Balance at the end	369,942	167,547
Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	93,497	78,478
Addition	74,721	14,456
Business Combination	(155,992)	(1,777)
Write-offs	(3,295)	(614)
Exchange rate changes	5,442	(600)
Balance at the end	326,357	93,497
Accumulated depreciation and amortisation [member]
Changes in property and equipment
Balance at the beginning	(34,631)	(27,230)
Addition	(21,023)	(6,314)
Business Combination	0	1,777
Write-offs	32	468
Exchange rate changes	(1,820)	222
Balance at the end	(57,442)	(34,631)
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	25,138
Balance at the end	212,298	25,138
Furniture and Equipment | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	35,508	23,601
Addition	49,163	12,028
Business Combination	(154,139)	(1,093)
Write-offs	(3,295)	(614)
Exchange rate changes	5,442	(600)
Balance at the end	240,957	35,508
Furniture and Equipment | Accumulated depreciation and amortisation [member]
Changes in property and equipment
Balance at the beginning	(10,370)	(2,069)
Addition	(16,500)	(2,759)
Business Combination	0	5,855
Write-offs	32	91
Exchange rate changes	(1,820)	222
Balance at the end	(28,658)	(10,370)
Communication and network equipment [member]
Changes in property and equipment
Balance at the beginning	3,543
Balance at the end	16,853	3,543
Communication and network equipment [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	16,907	15,636
Addition	13,554	424
Business Combination	0	(847)
Write-offs	0	0
Exchange rate changes	0	0
Balance at the end	30,461	16,907
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
Changes in property and equipment
Balance at the beginning	(13,365)	(12)
Addition	(244)	(160)
Business Combination	0	13,570
Write-offs	0	377
Exchange rate changes	0	0
Balance at the end	(13,609)	(13,365)
Construction in progress [member]
Changes in property and equipment
Balance at the beginning	2,020
Balance at the end	4,580	2,020
Construction in progress [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	2,020	1,794
Addition	2,515	226
Business Combination	(45)	0
Write-offs	0	0
Exchange rate changes	0	0
Balance at the end	4,580	2,020
Right-of-use assets [member]
Changes in property and equipment
Balance at the beginning	108,680
Balance at the end	101,027	108,680
Buildings [member]
Changes in property and equipment
Balance at the beginning	28,166
Balance at the end	35,184	28,166
Buildings [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	39,062	37,447
Addition	9,489	1,778
Business Combination	(1,808)	(163)
Write-offs	0	0
Exchange rate changes	0	0
Balance at the end	50,359	39,062
Buildings [member] | Accumulated depreciation and amortisation [member]
Changes in property and equipment
Balance at the beginning	(10,896)	(25,149)
Addition	(4,279)	(3,395)
Business Combination	0	(17,648)
Write-offs	0	0
Exchange rate changes	0	0
Balance at the end	R$ (15,175)	R$ (10,896)